Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of Disaggregated Revenues from Sales of Natural Gas,Oil and NGLs

The disaggregated revenues from sales of natural gas, oil and NGLs for the three and six months ended June 30, 2026, and 2025 were as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
Natural gas sales	$13,108	$10,603	$37,299	$18,786
Oil sales	4,784	236	7,666	390
NGL sales	3,218	1,113	4,846	1,860
Less deductions for gathering, transportation and other	(3,297)	(1,646)	(6,382)	(2,691)
Total royalty revenues	$17,813	$10,306	$43,429	$18,345

The disaggregated revenues from sales of natural gas, oil and NGLs for the years ended December 31, 2025 and 2024 were as follows (in thousands):

	Year Ended December 31,
	2025	2024
Natural gas sales	$48,720	$13,656
Oil sales	5,359	205
NGL sales	4,622	1,896
Less deductions for gathering, transportation and other	(8,626)	(3,055)
Total royalty revenues	$50,075	$12,702

Schedule of Concentration of Revenue	During the three and six months ended June 30, 2026 and 2025, the following operators represented 10% or more of total revenues:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
EQT Production Company	26%	52%	30%	52%
Range Resources	11%	18%	11%	17%
CNX Gas Company	11%	16%	10%	15%
Total	48%	86%	51%	84%
During the years ended December 31, 2025 and 2024, the following operators represented 10% or more of total revenues:

	Year Ended December 31,
	2025	2024
EQT Production Company	33%	50%
Range Resources	11%	19%
CNX Gas Company	10%	13%
Total	54%	82%

Schedule of Disaggregated revenues from sales of natural gas, oil and NGLs

The disaggregated revenues from sales of natural gas, oil and NGLs for the three and six months ended June 30, 2026, and 2025 were as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
Natural gas sales	$13,108	$10,603	$37,299	$18,786
Oil sales	4,784	236	7,666	390
NGL sales	3,218	1,113	4,846	1,860
Less deductions for gathering, transportation and other	(3,297)	(1,646)	(6,382)	(2,691)
Total royalty revenues	$17,813	$10,306	$43,429	$18,345

The disaggregated revenues from sales of natural gas, oil and NGLs for the years ended December 31, 2025 and 2024 were as follows (in thousands):

	Year Ended December 31,
	2025	2024
Natural gas sales	$48,720	$13,656
Oil sales	5,359	205
NGL sales	4,622	1,896
Less deductions for gathering, transportation and other	(8,626)	(3,055)
Total royalty revenues	$50,075	$12,702